Document and Entity Information	Apr. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 23, 2021
Entity Registrant Name	SENSIENT TECHNOLOGIES CORPORATION
Entity Incorporation, State or Country Code	WI
Entity File Number	001-07626
Entity Tax Identification Number	39-0561070
Entity Address, Address Line One	777 East Wisconsin Avenue
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53202-5304
City Area Code	414
Local Phone Number	271-6755
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000310142
Title of 12(b) Security	Common stock, par value $0.10 per share
Trading Symbol	SXT
Security Exchange Name	NYSE